Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates
Schedule of investment in associates

	For the Year ended December 31,
	2020	2019
Balances at the beginning of the year	9,929	10,886
Share of loss in associates	(6,159)	(5,353)
Contributions	2,170	4,425
Decrease	(63)	(64)
Translation differences	(541)	35
Balances at the end of the year	5,336	9,929

Schedule of breakdown of the share of income or loss in associates

	2020	2019	2018
Aeropuertos Andinos del Perú S.A.	(4,492)	(3,937)	(3,664)
Sociedad Aeroportuaria Kuntur Wasi S.A.	(2,070)	(1,151)	(1,661)
Others	403	(265)	1,179
	(6,159)	(5,353)	(4,146)

Schedule of main Associates

			Percentage of
			ownership at		For the Year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2020	2019	2020	2019
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Sociedad Aeroportuaria KunturWasi S.A. (**)	Airport Operation	Perú	47.68%	47.68%	—	—
Aeropuertos Andinos del Perú S.A.	Airport Operation	Perú	50.00%	50.00%	3,081	8,046
Others		—		—	1,255	883
					5,336	9,929

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to Note 26.a Peruvian proceedings.

Schedule of aggregated amounts of assets liabilities, equity and profit or loss

	Aeropuertos Andinos del
	Perú S.A.
	2020	2019
Non-current assets	24,894	44,453
Current assets	7,238	8,229
Total assets	32,132	52,682
Non-current liabilities	15,915	21,836
Current liabilities	10,055	15,109
Total liabilities	25,970	36,945
Equity	6,162	15,737
Revenue	6,495	17,526
Loss for the year	(8,984)	(7,875)
Other comprehensive loss for the year	(1,157)	(483)
Total comprehensive loss for the year	(10,141)	(8,358)